Company Premises and Equipment (Details) $ in Thousands			12 Months Ended
	Jul. 01, 2016	Jun. 01, 2016	Dec. 31, 2016 USD ($) renewal	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Total premises and equipment			$ 9,026	$ 8,150
Less: accumulated depreciation and amortization			(3,829)	(3,559)
Premises and equipment, net			5,197	4,591
Depreciation and amortization expense			270	251
Future minimum rental payments under operating leases [Abstract]
2017			293
2018			303
2019			303
2020			303
2021			268
Total minimum lease payments			1,470
Rent expense			$ 220	214
Northfield Lease
Property, Plant and Equipment [Line Items]
Lease term			5 years
Number of 5-years renewal option | renewal			1
Philadelphia Lease
Property, Plant and Equipment [Line Items]
Lease term			10 years
Number of 5-years renewal option | renewal			2
Collingswood Land Lease
Property, Plant and Equipment [Line Items]
Lease term			99 years
Remaining lease term			88 years
Arch Street Branch Lease
Property, Plant and Equipment [Line Items]
Lease term		10 years
Commercial Loan Office Lease
Property, Plant and Equipment [Line Items]
Lease term	1 year
Land
Property, Plant and Equipment [Line Items]
Total premises and equipment			$ 820	820
Building and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives			12 years
Total premises and equipment			$ 5,352	4,973
Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives			9 years 7 months 6 days
Total premises and equipment			$ 2,854	$ 2,357